Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Entity-Wide Disclosure

Note 13. Entity-Wide Disclosure

Net sales by geographic area for the years ended December 31, 2017, 2016 and 2015 were as follows*:

	Year ended December 31,
	2017	2016	2015
	(U.S. $ in thousands)
Americas (primarily the United States)	$413,326	$411,536	$425,569
EMEA	148,279	137,924	148,169
Asia Pacific	106,757	122,998	122,257
	$668,362	$672,458	$695,995

*Net sales are attributed to geographic areas based on the location of customer.

No single customer accounted for 10% or more of Company’s total net sales, or Company’s net accounts receivable, in any fiscal year presented.

Property, plant and equipment by geographical area were as follows as of December 31, 2017 and 2016:

	December 31,
	2017	2016
	(U.S. $ in thousands)
Americas (primarily the United States)	$75,191	$91,894
EMEA	120,498	108,978
Asia Pacific	4,262	7,543
	$199,951	$208,415

Property, plant and equipment that were located in Israel amounted to $101.4 million and $92.1 million for the years ended December 31, 2017 and 2016, respectively and are included under the EMEA region in the above table.